Note 16 - Earnings (Loss) Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.0518
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	91,498,000	$ 167,717,500
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	0.0266	0.0266	$ 0.027
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 0.127	$ 0.1636	$ 0.1636
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			160,388,575
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	4,830,000	89,445,350	6,214,513